STOCK OPTION AND STOCK UNIT PLANS (Tables)	12 Months Ended
Dec. 31, 2018
INCENTIVE STOCK OPTIONS
STOCK OPTION AND STOCK UNIT PLANS
Schedule of outstanding stock options

December 31, 2018	Number	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
(options in thousands; intrinsic value in millions of Canadian dollars)
Options outstanding at beginning of year	34,366	45.41
Options granted	5,775	32.32
Options exercised[1]	(2,519)	27.11
Options cancelled or expired	(3,235)	44.11
Options outstanding at end of year	34,387	43.47	6.1	108
Options vested at end of year[2]	21,064	43.48	4.7	84

1
The total intrinsic value of ISOs exercised during the years ended December 31, 2018, 2017 and 2016 was $42 million, $62 million and $123 million, respectively, and cash received on exercise was $15 million, $17 million and $37 million, respectively.

2	The total fair value of ISOs vested during the years ended December 31, 2018, 2017 and 2016 was $36 million, $44 million and $36 million, respectively.

Schedule of weighted average assumptions used to determine the fair value of stock options granted
Weighted average assumptions used to determine the fair value of ISOs granted using the Black-Scholes-Merton option pricing model are as follows:

Year ended December 31,	2018	2017	2016
Fair value per option (Canadian dollars)[1]	3.86	6.00	7.37
Valuation assumptions
Expected option term (years)[2]	5	5	5
Expected volatility[3]	21.9%	20.4%	25.1%
Expected dividend yield[4]	6.4%	4.4%	4.4%
Risk-free interest rate[5]	2.2%	1.2%	0.8%

1
Options granted to United States employees are based on NYSE prices. The option value and assumptions shown are based on a weighted average of the United States and the Canadian options. The fair values per option for the years ended December 31, 2018, 2017 and 2016 were $3.75, $5.66 and $7.01, respectively, for Canadian employees and US$3.30, US$5.72 and US$6.60, respectively, for United States employees.

2	The expected option term is six years based on historical exercise practice and three years for retirement eligible employees.

3	Expected volatility is determined with reference to historic daily share price volatility and consideration of the implied volatility observable in call option values near the grant date.

4	The expected dividend yield is the current annual dividend at the grant date divided by the current stock price.

5	The risk-free interest rate is based on the Government of Canada’s Canadian Bond Yields and the United States Treasury Bond Yields.

Restricted Stock Units (RSU)
STOCK OPTION AND STOCK UNIT PLANS
Schedule of outstanding stock units

December 31, 2018	Number	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
(units in thousands; intrinsic value in millions of Canadian dollars)
Units outstanding at beginning of year	1,693
Units granted	542
Units cancelled	(191)
Units matured[1]	(971)
Dividend reinvestment	140
Units outstanding at end of year	1,213	1.3	52

1	The total amount paid during the years ended December 31, 2018, 2017 and 2016 for RSUs was $41 million, $39 million and $56 million, respectively.